UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Money Market Fund

Quarterly portfolio holdings 6/30/17

Fund's investmentsMoney Market Fund

As of 6-30-17 (unaudited)
	Maturity Date	Yield (%	)	Par value^	Value
U.S. Government and Agency obligations 94.1%					$479,898,356
(Cost $479,898,356)
U.S. Government 10.8%					55,000,762
U.S. Treasury Bill	09-21-17	1.019		10,000,000	9,977,165
U.S. Treasury Notes	07-31-17 to 12-31-17	0.965 to 1.174		45,000,000	45,023,597
U.S. Government Agency 83.3%					424,897,594
Federal Agricultural Mortgage Corp.	07-03-17 to 04-19-18	0.760 to 1.247		28,402,000	28,397,787
Federal Agricultural Mortgage Corp. (P)	08-25-17 to 06-26-18	0.929 to 1.243		22,000,000	22,000,016
Federal Farm Credit Bank	07-03-17 to 04-13-18	0.760 to 1.141		44,800,000	44,775,696
Federal Farm Credit Bank (P)	07-14-17 to 03-27-19	0.880 to 1.320		55,737,000	55,764,137
Federal Home Loan Bank	07-05-17 to 02-20-18	0.756 to 1.107		140,586,667	140,512,722
Federal Home Loan Bank (P)	08-09-17 to 10-05-18	0.801 to 1.202		83,050,000	83,061,246
Federal Home Loan Mortgage Corp.	07-14-17 to 06-22-18	0.797 to 1.247		15,873,000	15,863,346
Federal National Mortgage Association (P)	07-20-17 to 03-21-18	0.777 to 1.178		8,525,000	8,531,878
Federal National Mortgage Association	07-05-17 to 01-30-18	0.838 to 1.014		16,800,000	16,799,554
Financing Corp.	11-30-17	1.113		100,000	99,539
Private Export Funding Corp.	09-15-17 to 12-15-17	1.027 to 1.088		1,375,000	1,384,904
Tennessee Valley Authority	07-18-17 to 12-15-17	0.919 to 0.958		7,613,000	7,706,769
				Par value^	Value
Repurchase agreement 7.8%					$40,011,000
(Cost $40,011,000)
Barclays Tri-Party Repurchase Agreement dated 6-30-17 at 1.050% to be repurchased at $40,014,501 on 7-3-17, collateralized by $43,087,600 U.S. Treasury Bonds, 2.500% due 2-15-45 (valued at $40,814,867, including interest)				40,011,000	40,011,000
Total investments (Cost $519,909,356)† 101.9%					$519,909,356
Other assets and liabilities, net (1.9%)					($9,723,061)
Total net assets 100.0%					$510,186,295

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund. Maturity date represents the final legal maturity date on the security.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(P)	Variable rate obligation.
†	At 6-30-17, the aggregate cost of investment securities for federal income tax purposes was $519,909,356.

2SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Securities in the fund's portfolio are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the fund. The fund seeks to maintain a constant Net Asset Value per share of $1.00, but there can be no assurance that it will be able to do so.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2017, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       3

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	44Q1	06/17
This report is for the information of the shareholders of John Hancock Money Market Fund.		8/17

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	August 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	August 18, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	August 18, 2017